Borrowings - Schedule of Maturity Profile of Borrowings (Details) £ in Millions, € in Billions, $ in Billions	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 GBP (£)	Jun. 30, 2017 GBP (£)	Jun. 30, 2016 GBP (£)
Disclosure Of Detailed Information About Borrowings [Abstract]
Borrowings	£ 5,287	€ 3	$ 4	£ 5,423	£ 5,822	£ 5,423
Borrowings	43,225			44,027	15,085	£ 44,027
Total borrowings	£ 48,512			£ 49,450	£ 20,907